DESCRIPTION OF THE PLAN (Details) - EBP 017	12 Months Ended
	Dec. 31, 2025 USD ($) option loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Employer fixed rate contribution percentage	50.00%
Pre-tax automatic annual deferral rate increase	1.00%
Vesting period for employer contributions	2 years
Amounts forfeited from non-vested accounts	$ 16,700,000
Forfeitures used to fund RTX's contributions	28,700,000
Forfeited non-vested account balance	$ 0	$ 9,500,000
Vested account balance	50.00%
Maximum borrowing amount for notes receivable from participants	$ 50,000,000
Period used for deduction from maximum borrowing amount for highest loan balance for notes receivable from participants	12 months
Minimum borrowing amount for notes receivable from participants	$ 1,000,000
Minimum borrowing term for general loans for notes receivable from participants	1 year
Maximum borrowing term for general loans for notes receivable from participants	5 years
Maximum number of loans outstanding for notes receivable from participants | loan	2
Basis spread on variable rate for notes receivable from participants	1.00%
Distributions to participants	$ 5,486,411,000
RTX common stock
EBP, Description of Plan [Line Items]
Distributions to participants	$ 197,000,000
Employer Matching Contribution for First 3%
EBP, Description of Plan [Line Items]
Employer contribution matching percentage	100.00%
Percentage of participant compensation matched	3.00%
Employer Matching Contribution up to 6%
EBP, Description of Plan [Line Items]
Employer contribution matching percentage	33.30%
Percentage of participant compensation matched	6.00%
Minimum
EBP, Description of Plan [Line Items]
Pre-tax automatic deferral rate	6.00%
Percentage of the participant's eligible compensation	3.00%
Interest rate for notes receivable from participants	3.25%	3.25%
Receive benefits in installments	2 years
Maximum
EBP, Description of Plan [Line Items]
Pre-tax automatic deferral rate	10.00%
Percentage of the participant's eligible compensation	7.00%
Interest rate for notes receivable from participants	10.50%	10.50%
Receive benefits in installments	20 years
Equity Index Funds
EBP, Description of Plan [Line Items]
Number of investment options | option	4
Multi-Asset Class Funds
EBP, Description of Plan [Line Items]
Number of investment options | option	1
Employer Stock Funds
EBP, Description of Plan [Line Items]
Number of investment options | option	2
Target-Date Retirement Funds
EBP, Description of Plan [Line Items]
Number of investment options | option	13